AETNA GET FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SERIES B
                                                                 ------------
ASSETS:
Receivable for:
 Dividends and interest ..................................          $28,543
                                                                    -------
     Total assets ........................................           28,543
                                                                    -------
LIABILITIES:
Payable for:
 Fund shares redeemed ....................................            1,085
 Accrued investment advisory fees ........................           11,385
 Accrued administrative service fees .....................            4,227
 Accrued custody fees ....................................            6,090
Other liabilities ........................................            5,756
                                                                    -------
     Total liabilities ...................................           28,543
                                                                    -------
 NET ASSETS ..............................................          $     0
                                                                    =======
NET ASSETS REPRESENTED BY:
Paid-in capital ..........................................          $     0
Undistributed net investment income ......................                0
Accumulated net realized gain on investments .............                0
                                                                    -------
 NET ASSETS ..............................................          $     0
                                                                    =======
CAPITAL SHARES:
Par Value ................................................          $ 0.001
Outstanding ..............................................                0
Net asset value, offering and redemption price per share
(net assets divided by shares outstanding) ...............          $  0.00


                                           See Notes to Financial Statements.  1

AETNA GET FUND
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SERIES B
                                                                ---------------
INVESTMENT INCOME:
Dividends ....................................................   $    394,387
Interest .....................................................         30,702
                                                                 ------------
                                                                      425,089
Foreign taxes withheld on dividends ..........................         (1,787)
                                                                 ------------
     Total investment income .................................        432,302
                                                                 ------------
INVESTMENT EXPENSES:
Investment advisory fees .....................................        273,859
Administrative services fees .................................         27,386
Custody fees .................................................          5,895
Transfer agent fees ..........................................          1,265
Audit fees ...................................................          3,843
Directors' fees ..............................................          1,183
Miscellaneous expenses .......................................             89
                                                                 ------------
     Total expenses ..........................................        313,520
                                                                 ------------
Net investment income ........................................        109,782
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
 Investments .................................................     15,800,099
                                                                 ------------
     Net realized gain on investments ........................     15,800,099
                                                                 ------------
Net change in unrealized gain or loss on:
 Investments .................................................    (14,491,234)
                                                                 ------------
     Net change in unrealized gain or loss on investments ....    (14,491,234)
                                                                 ------------
Net realized and change in unrealized gain or loss on
 investments..................................................      1,308,865
                                                                 ------------
Net increase in net assets resulting from operations .........   $  1,418,647
                                                                 ============


2 See Notes to Financial Statements.

AETNA GET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        SERIES B
                                            ---------------------------------
                                              SIX MONTH
                                             PERIOD ENDED
                                            JUNE 30, 1999       YEAR ENDED
                                             (UNAUDITED)     DECEMBER 31, 1998
                                            -------------    -----------------
FROM OPERATIONS:
Net investment income.....................  $    109,782       $    760,249
Net realized gain on investments..........    15,800,099         18,228,406
Net change in unrealized gain or loss on
 investments..............................   (14,491,234)        (2,008,816)
                                            ------------       ------------
 Net increase in net assets resulting from
 operations...............................     1,418,647         16,979,839
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...............      (207,413)          (899,725)
 From net realized gains..................   (33,906,645)       (23,849,952)
                                            ------------       ------------
 Decrease in net assets from distributions
 to shareholders..........................   (34,114,058)       (24,749,677)
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold................       306,886          3,367,874
 Net asset value of shares issued upon
  reinvestment of distributions...........    34,114,058         24,749,677
 Payments for shares redeemed.............   (91,591,640)       (32,418,789)
                                            ------------       ------------
 Net decrease in net assets from fund
 share transactions.......................   (57,170,696)        (4,301,238)
                                            ------------       ------------
Net change in net assets..................   (89,866,107)       (12,071,076)
NET ASSETS:
Beginning of period.......................    89,866,107        101,937,183
                                            ------------       ------------
End of period.............................  $    --            $ 89,866,107
                                            ============       ============
End of period net assets includes
 undistributed net investment income......  $    --            $     97,631
                                            ============       ============
SHARE TRANSACTIONS:
 Number of shares exchanged*..............        21,172            193,414
 Number of shares issued upon reinvestment
  of distributions........................     4,738,064          1,759,731
 Number of shares redeemed................   (10,914,530)        (2,279,118)
                                            ------------       ------------
 Net decrease.............................    (6,155,294)          (325,973)
                                            ============       ============



* Exchanges into the Series are from initial shareholders who have exchange privileges.

                                           See Notes to Financial Statements.  3

AETNA GET FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

Aetna GET Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. The Declaration of Trust permits the Fund to offer separate series, each of which has its own investment objective, policies and restrictions.

The Fund currently offers four series. This report covers one series (Series) of the Fund, Aetna GET Fund, Series B (GET B). The Series seeks to achieve maximum total return by participating in favorable equity market performance without compromising a minimum targeted rate of return during a specified five year period (Guaranteed Period). The minimum targeted return for the Series during its Guaranteed Period is 2.50% per year, before asset based contract charges and the Series' cost of operations.

GET B accumulated deposits from March 15, 1994 to June 30, 1994. The Guaranteed Period for GET B is from July 1, 1994 to June 30, 1999, its maturity date.

Shares of the Series are currently owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. All shares are currently held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

Aeltus Investment Management, Inc. (Aeltus) serves as the investment adviser to the Series. ALIAC serves as the principal underwriter to the Series. Aeltus and ALIAC are both indirect wholly-owned subsidiaries of Aetna Inc.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of GET B have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results may differ from these estimates, any such differences are expected to be immaterial to the net assets of GET B.

A. VALUATION OF INVESTMENTS

Investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Trustees.

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. GET B invests in financial futures contracts as a hedge against its existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, GET B is required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by GET B equal to the daily fluctuations in the market value of the contract. These amounts are recorded by GET B

--------------------------------------------------------------------------------

as unrealized gains or losses. When a contract is closed, GET B records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by GET B are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by GET B and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for GET B to sell them promptly at an acceptable price. Restricted securities are those which can only be sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. GET B may invest up to 15% of its total assets in illiquid securities. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. GET B will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any. Illiquid and restricted securities are valued using market quotations when readily available.

D. FEDERAL INCOME TAXES

GET B has met the requirements to be taxed as a regulated investment company for the year ended December 31, 1998 and intends to meet the requirements for the current year. As such, GET B is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, GET B will avoid federal excise taxes in accordance with the applicable provisions of the Internal Revenue Code. Thus, the financial statements contain no provision for federal taxes.

E. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and certain losses deferred due to transactions characterized as "wash sales" by federal tax regulations. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

F. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an

AETNA GET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

identified cost basis.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE FEES

GET B pays Aeltus a monthly fee expressed as a percentage of its average daily net assets. Below is GET B's annual investment advisory fee, as of June 30, 1999:

                                                                            ADVISORY FEE
                                                                            ------------
GET B                                                                          0.75%

GET B pays Aeltus an administrative services fee in exchange for receiving certain administrative and shareholder services and to compensate Aeltus for supervising the Series' other service providers. GET B pays Aeltus an administrative services fee at an annual rate based on its average daily net assets. The rate is 0.075% on the first $5 billion in Series assets and 0.050% on all Series assets over $5 billion.

Aeltus has entered into a Service Agreement with ALIAC under which ALIAC will provide various administrative and shareholder services for the Series, in exchange for fees payable by Aeltus, of up to 0.375% of GET B's average daily net assets. For the period January 1, 1998 through June 30, 1999, Aeltus paid ALIAC $139,662.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus may, from time to time, make reimbursements to GET B for some or all of its operating expenses or it may waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements, which may be terminated at any time without notice for GET B, will increase the Series' yield and total return.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 1999 were:

                                        COST OF PURCHASES   PROCEEDS FROM SALES
                                        -----------------   -------------------
GET B                                      $41,227,238         $133,199,176

AETNA GET FUND
ADDITIONAL INFORMATION
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

YEAR 2000

The Series receives services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer systems and software to distinguish the year 2000 from the year 1900. Aeltus is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory information that comparable steps are being taken by each of the Series' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Series from this problem.

AETNA GET FUND
FINANCIAL HIGHLIGHTS
GET SERIES B
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                             PERIOD FROM
                                  SIX MONTH                                                                 JULY 1, 1994
                                PERIOD ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED      (COMMENCEMENT OF
                                JUNE 30, 1999  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,        OPERATIONS)
                                 (UNAUDITED)       1998          1997          1996         1995+       TO DECEMBER 31, 1994+
------------------------------  -------------  ------------  ------------  ------------  ------------  -----------------------

Net asset value, beginning of
 period.......................  $  14.60         $ 15.73      $  14.22       $ 12.40       $  9.92           $ 10.09
                                --------         -------      --------       -------       -------           -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......      0.02            0.12          0.21+         0.28+         0.31              0.25
 Net realized and change in
 unrealized gain or loss on
 investments..................      0.23            2.75          4.34          2.49          2.49             (0.06)
                                --------         -------      --------       -------       -------           -------
   Total from investment
    operations................      0.25            2.87          4.55          2.77          2.80              0.19
                                --------         -------      --------       -------       -------           -------
LESS DISTRIBUTIONS:
 From net investment
 income ......................     (0.05)          (0.14)        (0.22)        (0.23)        (0.32)            (0.32)
 From net realized gains on
 investments..................     (7.60)          (3.86)        (2.82)        (0.72)           --             (0.04)
 Return of Capital ...........     (7.20)             --            --            --            --                --
                                --------         -------      --------       -------       -------           -------
   Total distributions .......    (14.85)          (4.00)        (3.04)        (0.95)        (0.32)            (0.36)
                                --------         -------      --------       -------       -------           -------
Net asset value, end
 of period ...................  $   0.00         $ 14.60      $  15.73       $ 14.22       $ 12.40           $  9.92
                                ========         =======      ========       =======       =======           =======

Total return* ................        --           19.42%        34.52%        23.52%        28.38%             1.83%
Net assets, end of period
 (000's)......................  $     --         $89,866      $101,937       $83,016       $88,570           $74,145
Ratio of net expenses to
 average net assets ..........      0.86%(1)        0.88%         0.90%         0.85%         1.03%             0.53%(1)
Ratio of net investment income
 to average net
 assets ......................      0.30%(1)        0.73%         1.30%         1.96%         2.74%             4.52%(1)
Portfolio turnover rate ......     67.61%         145.66%       214.10%       122.27%        90.25%            36.12%



(1) Annualized.

*The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+Per share data calculated using weighted average number of shares outstanding throughout the period.

8 See Notes to Financial Statements.